Note 3 - Transactions With Related Parties	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

3. Transactions with Related Parties:

(a) Costamare Shipping Company S.A. (“Costamare Shipping”) and Costamare Shipping Services Ltd. (“Costamare Services”): Costamare Shipping is a ship management company wholly owned by Mr. Konstantinos Konstantakopoulos, the Company’s Chairman and Chief Executive Officer. Costamare Shipping provides the Company with commercial, technical and other management services pursuant to a Framework Agreement dated November 2, 2015, as amended and restated on January 17, 2020 and as further amended and restated on June 28, 2021 (the “Framework Agreement”), and separate ship management agreements with the relevant vessel owning subsidiaries. The Company amended and restated the Framework Agreement in 2020 to allow Costamare Shipping to retain certain relevant payouts from insurance providers and in 2021 to allow Costamare Shipping to provide services in relation to other types of vessels (including dry bulk vessels), in addition to container vessels. Costamare Services, a company controlled by the Company’s Chairman and Chief Executive Officer and members of his family, provides, pursuant to a Services Agreement dated November 2, 2015 as amended and restated on June 28, 2021 (the “Services Agreement”), the Company’s vessel-owning subsidiaries with chartering, sale and purchase, insurance and certain representation and administrative services. Costamare Shipping and Costamare Services are not part of the consolidated group of the Company.

On November 27, 2015, the Company amended and restated the Registration Rights Agreement entered into in connection with the Company’s Initial Public Offering, to extend registration rights to Costamare Shipping and Costamare Services each of which have received or may receive shares of its common stock as fee compensation.

Pursuant to the Framework Agreement and the Services Agreement, Costamare Shipping and Costamare Services received (i) for each vessel a daily fee of $1.020 and $0.510 for any vessel subject to a bareboat charter, effective from January 1, 2022 (prior to that date the daily fee was $0.956 and $0.478 for any vessel subject to a bareboat charter), prorated for the calendar days the Company owned each vessel and for the three-month period following the date of the sale of a vessel, (ii) a flat fee of $840, effective from January 1, 2022 (prior to that date the flat fee was $787 for the construction of any newbuild vessel), for the supervision of the construction of any newbuild vessel contracted by the Company, (iii) a fee 1.25% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each vessel in the Company’s fleet and (iv) a quarterly fee of $667 (as of January 1, 2022; prior to that date the quarterly fee was $625) plus the value of 149,600 shares which Costamare Services may elect to receive in kind. Fees under (i) and (ii) may be annually adjusted upwards to reflect any strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases.

The Company is able to terminate the Framework Agreement and/or the Services Agreement, subject to a termination fee, by providing written notice to Costamare Shipping or Costamare Services, as applicable, at least 12 months before the end of the subsequent one-year term. The termination fee is equal to (a) the number of full years remaining prior to December 31, 2025, times (b) the aggregate fees due and payable to Costamare Shipping or Costamare Services, as applicable, during the 12-month period ending on the date of termination (without taking into account any reduction in fees under the Framework Agreement to reflect that certain obligations have been delegated to a sub-manager or a sub-provider, as applicable); provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.

V.Ships Greece Ltd. (“V.Ships Greece”) is a third party ship manager that provides management services to the Company’s vessels (as well as to vessels acquired under the Framework Deed and to third party vessels). As at June 30, 2022, V.Ships Greece provided services to 65 Costamare vessels, of which 16 were subcontracted for certain management services to V.Ships (Shanghai) Limited.

Management fees charged by Costamare Shipping in the six-month periods ended June 30, 2021 and 2022, amounted to $11,786 and $21,892, respectively, and are included in Management fees-related parties in the accompanying consolidated statements of income. In addition, Costamare Shipping and Costamare Services charged (i) $6,987 for the six-month period ended June 30, 2022 ($3,694 for the six-month period ended June 30, 2021), representing a fee of 1.25% on all gross revenues, as provided in the Framework Agreement and the Services Agreement, as applicable, which is included in Voyage expenses-related parties in the accompanying consolidated statements of income, (ii) $1,333, which is included in General and administrative expenses – related parties in the accompanying consolidated statements of income for the six-month period ended June 30, 2022 ($1,250 for the six-month period ended June 30, 2021) and (iii) $4,360, representing the fair value of 299,200 shares, which is included in General and administrative expenses - related parties in the accompanying consolidated statements of income for the six-month period ended June 30, 2022 ($3,207 for the six-month period ended June 30, 2021). Furthermore, in accordance with the management agreements with V.Ships Greece and the other third-party managers, V.Ships Greece and the other third-party managers have been provided with the amount of $75 and $50 per vessel as working capital security. As at December 31, 2021, it was $5,525 in aggregate, of which $5,075 is included in Accounts receivable, net, non-current and $450 in Accounts receivable, net in the accompanying 2021 consolidated balance sheet. As at June 30, 2022, it was $5,675 in aggregate, of which $5,250 is included in Accounts receivable, net, non-current and $425 in Accounts receivable, net in the accompanying 2022 consolidated balance sheet.

During the six-month periods ended June 30, 2021 and 2022, Costamare Shipping charged in aggregate to the companies established pursuant to the Framework Deed (Notes 9 and 10) the amounts of $1,508 and $881, respectively, for services provided in accordance with the respective management agreements. The balance due from Costamare Shipping at June 30, 2022 amounted to $1,341 and is included in Due from related parties in the accompanying consolidated balance sheet. The balance due to Costamare Shipping at December 31, 2021 amounted to $743 and is included in Due to related parties in the accompanying consolidated balance sheet. The balance due to Costamare Services at December 31, 2021 and June 30, 2022, amounted to $951 and $937, respectively, and is included in Due to related parties in the accompanying consolidated balance sheets.

(b) Shanghai Costamare Ship Management Co., Ltd. (“Shanghai Costamare”): Shanghai Costamare, a company incorporated in the People’s Republic of China, controlled by the Company’s Chairman and Chief Executive Officer, provided certain vessel-owning subsidiaries with management services. Shanghai Costamare was not part of the consolidated group of the Company. On October 16, 2020, it was agreed that Shanghai Costamare would terminate operations and the owners of the 16 Company’s containerships that were managed by Shanghai Costamare on that date entered into ship managements agreements with V.Ships Greece, which subcontracted certain management services to V.Ships (Shanghai) Limited. The actual transfer of the management of 15 vessels was completed on December 31, 2020. On January 8, 2021, the management of the remaining vessel was fully taken over by V.Ships (Shanghai) Limited. There was no balance due from/to Shanghai Costamare at both December 31, 2021 and June 30, 2022.

(c) Blue Net Chartering GmbH & Co. KG (“BNC”) and Blue Net Asia Pte., Ltd. (“BNA”): On January 1, 2018, Costamare Shipping appointed, on behalf of the vessels it manages, BNC, a company 50% (indirectly) owned by the Company’s Chairman and Chief Executive Officer, to provide charter brokerage services to all container vessels under its management (including container vessels owned by the Company). BNC provides exclusive charter brokerage services to containership owners. Under the charter brokerage services agreement as amended, each container vessel-owning subsidiary paid a fee of €9,413 for the year ended December 31, 2021 and the six-month period ended June 30, 2022, in respect of each vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement), provided that in respect of container vessels chartered on January 1, 2018, which remain chartered under the same charter party agreement in effect on January 1, 2018, the fee was €1,281 for the year ended December 31, 2021 and the six-month period ended June 30, 2022 in respect of each vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement). On March 29, 2021, four of the Company’s container vessels agreed to pay a daily brokerage commission of $0.165 per day to BNC in connection with charters arranged by it. During the six-month periods ended June 30, 2021 and 2022, BNC charged the ship-owning companies $241 and $385, respectively, which are included in Voyage expenses—related parties in the accompanying consolidated statements of income. BNC also provided chartering services to a revenue sharing pool (until 31 August 2021), which included one of the Company’s container vessels. In addition, on March 31, 2020, Costamare Shipping agreed, on behalf of five of the container vessels it manages, to pay to BNA, a company 50% (indirectly) owned by the Company’s Chairman and Chief Executive Officer, a commission of 1.25% of the gross daily hire earned from the charters arranged by BNA for these five Company container vessels. During each of the six-month periods ended June 30, 2021 and 2022, BNA charged the ship-owning companies $366 and $367, respectively, which are included in Voyage expenses – related parties in the accompanying consolidated statements of income.

(d) Longshaw Maritime Investments S.A. (“Longshaw”): On June 14, 2021, the Company entered into a Shares Purchase Agreement (“SPA’’) with Longshaw, a related party entity controlled by the Company’s Chairman and Chief Executive Officer, Mr. Konstantinos Konstantakopoulos, for the acquisition of all of its equity interest in 16 companies, which had acquired or had agreed to acquire dry bulk vessels. The aggregate purchase price, which was paid by the Company on September 9, 2021, for the acquisition of these 16 companies was $54,491, in exchange for the net assets of the acquired companies, that amounted to $54,578. During the year ended December 31, 2021, all of the dry bulk vessels that were part of the acquisition, Builder, Pegasus, Adventure, Eracle, Peace, Sauvan, Pride, Alliance, Manzanillo, Acuity, Seabird, Aeolian, Comity, Athena, Farmer and Greneta (with an aggregate DWT of 932,329) were delivered to the Company. The acquisition has been accounted as a transaction between companies under common control and the excess of the carrying value of the net assets acquired above the purchase price agreed amounting to $86 was recorded as a capital contribution within additional paid in capital.

(e) LC LAW Stylianou & Associates LLC (“LCLAW”): LCLAW is a law firm 100% owned by Lora Stylianou, who is the non-executive President of the Board of Directors of Costamare Participations Plc (Note 11.C), a wholly owned subsidiary of the Company. LCLAW provides legal services to Costamare Participations Plc. During the six-month period ended June 30, 2022, LCLAW charged Costamare Participations Plc $8 in total, of which $6 are included in “General and Administrative Expenses - Related Parties” in the accompanying consolidated statements of income ($67 in total for the six-month period ended June 30, 2021). There was no balance due from/to LCLAW at both December 31, 2021 and June 30, 2022.

(f) Other related parties' transactions: On November 3, 2010, the Company and the Company’s Chairman and Chief Executive Officer, Mr. Konstantinos Konstantakopoulos, entered into a Restrictive Covenant Agreement (the “Original RCA”), pursuant to which the activities of Mr. Konstantakopoulos with respect to the container vessel sector, because of his capacity as a director or officer of the Company, were restricted. In July 2021, the Original RCA was amended and restated, and Mr. Konstantakopoulos agreed to similarly restrict his activities in the dry bulk sector.